CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Share premium	Treasury Shares	Shares held for shares award scheme	Other reserves	Accumulated deficit	Sub-total	Noncontrolling interests	Total
Beginning balance at Dec. 31, 2021	¥ 156	¥ 392,823,079		¥ (3)	¥ 21,537,701	¥ (300,894,658)	¥ 113,466,275	¥ 72,601	¥ 113,538,876
Profit (loss) for the year						(11,720,334)	(11,720,334)	(22,564)	(11,742,898)
Share of other comprehensive income (loss) of equity method investees					(12,617)		(12,617)		(12,617)
-Fair value changes of equity instruments at fair value through other comprehensive income (loss)					(6,977,101)		(6,977,101)		(6,977,101)
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk					348,855		348,855		348,855
-Foreign currency translation adjustments					3,705,388		3,705,388		3,705,388
Total comprehensive income (loss) for the year					(2,935,475)	(11,720,334)	(14,655,809)	(22,564)	(14,678,373)
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax					(100,254)	100,254
Transfer of fair value change due to credit risk value of buyback preferred shares issued by subsidiaries					(10,485)	10,485
Bulk issuance of ADSs reserved for share incentive plans	3			(3)
Share-based compensation					3,446,898		3,446,898		3,446,898
Share-based awards granted to employees of an equity investee					47,421		47,421		47,421
Exercise of share options and vesting of restricted shares and RSUs, net		2,901,666		1	(3,022,518)		(120,851)		(120,851)
Appropriation to statutory reserves					41,411	(41,411)
Repurchase of non-controlling interests					(28,023)		(28,023)	(4,612)	(32,635)
Total transaction with equity holders in their capacity as equity holders for the year	3	2,901,666		(2)	485,189	(41,411)	3,345,445	(4,612)	3,340,833
Ending balance at Dec. 31, 2022	159	395,724,745		(5)	18,976,676	(312,545,664)	102,155,911	45,425	102,201,336
Profit (loss) for the year						(4,793,564)	(4,793,564)	41,135	(4,752,429)
Share of other comprehensive income (loss) of equity method investees					(4,454)		(4,454)		(4,454)
-Fair value changes of equity instruments at fair value through other comprehensive income (loss)					280,911		280,911		280,911
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk					(1,187,881)		(1,187,881)		(1,187,881)
-Foreign currency translation adjustments					452,806		452,806		452,806
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries					10,366		10,366		10,366
Total comprehensive income (loss) for the year					(448,252)	(4,793,564)	(5,241,816)	41,135	(5,200,681)
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax					(804,333)	804,333
Share-based compensation					2,589,593		2,589,593		2,589,593
Exercise of share options and vesting of restricted shares and RSUs, net		1,865,862		1	(1,940,946)		(75,083)		(75,083)
Appropriation to statutory reserves					30,777	(30,777)
Equity transactions related to non-controlling interests					(15,624)		(15,624)	14,744	(880)
Repurchase of ordinary shares			¥ (112,666)				(112,666)		(112,666)
Total transaction with equity holders in their capacity as equity holders for the year		1,865,862	(112,666)	1	663,800	(30,777)	2,386,220	14,744	2,400,964
Ending balance at Dec. 31, 2023	159	397,590,607	(112,666)	(4)	18,387,891	(316,565,672)	99,300,315	101,304	99,401,619
Profit (loss) for the year						1,258,329	1,258,329	16,459	1,274,788
Share of other comprehensive income (loss) of equity method investees					(3,434)		(3,434)		(3,434)
-Fair value changes of equity instruments at fair value through other comprehensive income (loss)					481,319		481,319		481,319
Fair value changes of preferred shares issued by subsidiaries attributable to changes in the credit risk					365,216		365,216		365,216
-Foreign currency translation adjustments					150,345		150,345		150,345
Total comprehensive income (loss) for the year					993,446	1,258,329	2,251,775	16,459	2,268,234
Transfer of gain on disposal of equity instruments at FVOCI to accumulated deficit, net of tax					(1,800,823)	1,800,823
Transfer of fair value change due to credit risk value of buyback preferred shares issued by subsidiaries					443,263	(443,263)
Share-based compensation					2,252,738		2,252,738		2,252,738
Exercise of share options and vesting of restricted shares and RSUs, net		1,399,704		1	(1,748,136)		(348,431)		(348,431)
Appropriation to statutory reserves					47,147	(47,147)
Repurchase of ordinary shares			(4,872,181)				(4,872,181)		(4,872,181)
Cancellation of ordinary shares	(5)	(4,460,356)	4,460,361
Total transaction with equity holders in their capacity as equity holders for the year	(5)	(3,060,652)	(411,820)	1	551,749	(47,147)	(2,967,874)		(2,967,874)
Ending balance at Dec. 31, 2024	¥ 154	¥ 394,529,955	¥ (524,486)	¥ (3)	¥ 18,575,526	¥ (313,996,930)	¥ 98,584,216	¥ 117,763	¥ 98,701,979